SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2023
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	straight line over 4 Years
Office and Communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	straight line over 4 Years
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	straight line over 4 Years
Field camps and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	straight line over 4 Years
Right-of-use asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	straight line over the shorter of the estimated useful life of the asset or the lease term
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	straight line over the lease term
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	straight line over 25 Years